RECLAMATION BONDS (Tables)	12 Months Ended
Dec. 31, 2020
Reclamation Bonds [Abstract]
Disclosure of detailed information about reclamation bonds [Table Text Block]
	December 31, 2020	December 31, 2019
U.S.A - various properties	$448	$680
Sweden - various properties	8	42
Other	—	10
Total	$456	$732